COMMITMENTS AND CONTINGENCIES (Future Minimum Lease Commitments) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Rental of premises
Operating Leases Future Minimum Payments [Line Items]
Year one	$ 653	$ 2,338
Year two	2,299	2,150
Year three	1,801	1,804
Year four	796	799
Year five	742
Year five and thereafter		745
Total	6,291	7,836
Lease of motor vehicles
Operating Leases Future Minimum Payments [Line Items]
Year one	7	27
Year two	8	8
Year three		0
Year four		0
Year five and thereafter		0
Total	$ 15	$ 35